Commitments and contingencies (Details 2) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	Dec. 31, 2015	Aug. 07, 2015
Equity investment commitment | Yonghui
Capital commitments
Purchase price (in RMB per share)		¥ 9.00
Total consideration for equity investment		¥ 4,306,708
Percentage of outstanding shares subscribed (in percentage)		10.00%
Long-Term Debt Obligations
Capital commitments
Expected repayment of nonrecourse securitization debt in 2016	¥ 579,843
Expected repayment of nonrecourse securitization debt in 2017	2,753,699
Capital commitments
Capital commitments
Total capital commitments contracted	¥ 1,289,609